Restructuring of Operations - Schedule of Restructuring Expenses by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring expenses by segment	$ 2	$ 12
Reportable Subsegments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses by segment - Discontinued Operations	19	11	12
Restructuring expenses by segment	21	12	24
Reportable Subsegments [Member] | Continuing operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses by segment	2	1	12
Reportable Subsegments [Member] | On and Off-highway segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses by segment	2	1	8
Reportable Subsegments [Member] | Corporate, eliminations and other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses by segment			$ 4